TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic	¥ 15,922		¥ 13,368	¥ 3,501
Foreign	1,081		(2,688)	(866)
Income before income tax expense and equity in (loss) /income of affiliates	¥ 17,003	$ 2,330	¥ 10,680	¥ 2,635